New accounting pronouncements not yet adopted by the Company	12 Months Ended
Mar. 31, 2022
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New accounting pronouncements not yet adopted by the Company
3. New accounting pronouncements not yet adopted by the Company
Certain new standards, interpretations and amendments to existing standards have been published that are mandatory for the Company’s accounting periods beginning on or after April 1, 2022 or later periods. Those which are considered to be relevant to the Company’s operations are set out below.

i.
In January 2020, the IASB issued amendments to IAS 1 “
Presentation of Financial Statements
” regarding the ‘Classification of Liabilities as Current or
Non-current’.
The amendments in Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1) affect only the presentation of liabilities in the statement of financial position, and not the amount or timing of recognition of any asset, liability, income or expenses, or the information that entities disclose about those items. The amendments:

•
clarify that the classification of liabilities as current or non-current
should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the “right” to defer settlement by at least twelve months and make explicit that only rights in place “at the end of the reporting period” should affect the classification of a liability;

•	clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and

•	make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
The above amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively. Early application is permitted.
The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

ii.
In January 2020, the IASB issued amendments to IAS 16 “
Property, Plant and Equipment
” regarding proceeds from selling items produced while bringing an asset into the location and condition necessary for it to be capable of operating in the manner intended by management. These amendments:

•
prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management; and

•	require an entity to recognize the proceeds from selling such items, and the cost of producing those items, in profit or loss.
An entity is required to apply the amendments retrospectively only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments. The amendments are effective for annual periods beginning on or after January 1, 2022. Early application is permitted.
The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

iii.
In May 2020, the IASB issued amendments to IAS 37 “
Provisions, Contingent Liabilities and Contingent Assets
” regarding costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous. These amendments:

•	specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’; and

•
state that costs that relate directly to a contract can either be incremental costs of fulfilling that contract (examples would be direct labour or materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).

An entity is required to apply the amendments to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. Comparatives are not required to be restated. The amendments are effective for annual periods beginning on or after January 1, 2022. Early application is permitted.
The Company is currently evaluating the impact of these amendments on its consolidated financial statements.